Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory
Raw materials	$ 607	$ 753
Finished goods	1,938	718
Inventory, net	2,545	1,471
Reserve for excess or obsolete inventory	$ 117	$ 43